Taxation - Income tax expense - Total income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting and taxable income
Deferred tax	€ (140,095)	€ (15,138)	€ 17,754
Current tax	183,444	105,249	67,372
Total income tax expense	€ 43,349	€ 90,111	€ 85,126